July 31, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Government Income Series, Inc.
             RiverSource Short Duration U.S. Government Fund
             RiverSource U.S. Government Mortgage Fund
        Post-Effective Amendment No. 42
        File Nos. 2-96512/811-4260
        Accession Number: 0001068800-06-000604

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on July 25, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.